UNITED STATES
				  SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					       Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2000
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                08/2/00
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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	Title					          Investment Discretion					Voting Authority
	of
Security	                     Class	 Cusip	    Market Value	     Quantity	 Sole	Share	Others	Managers		Sole	Share	None


AMGEN INC	                     COM	031162100	$2,262,050.00 	     32,200	    X					                      32,200
GENENTECH, INC.	               COM	368710406	$13,777,200.00 	    80,100	    X					                      80,100
HUMAN GENOME SCIENCES, INC.	   COM	428236103	$2,174,012.50 	     16,300	    X					                      16,300
IDEC PHARMACEUTICALS CORP.	    COM	449370105	$6,428,725.00 	     54,800	    X					                      54,800
INCYTE PHARMACEUTICALS INC.	   COM	45337C102	$2,646,437.50 	     32,200	    X					                      32,200
MILLENNIUM PHARM, INC.	        COM	599902103	$5,828,687.50 	     52,100	    X					                      52,100
PE CORP- CELERA GENOMICS GROUP COM	69332S201	$3,543,650.00 	     37,900	    X					                      37,900
QUALCOMM INCORPORATED	         COM	747525103	$1,236,000.00 	     20,600	    X					                      20,600
SEVEN SEAS PETROLEUM INC.	     COM	817917107	$550,643.76 	      463,700	    X					                      463,700
SONERA OYJ CORPORATION SPON 	  ADR	835433202	$27,922,000.00 	    607,000	   X					                      607,000
STORAGENETWORKS, INC.	         COM	86211E103	$3,203,875.00 	     35,500	    X					                      35,500
TRIANGLE PHARMACEUTICALS, INC. COM	89589H104	$2,039,062.50 	    225,0000	   X					                      225,000

GRAND TOTAL			                               $71,612,343.76



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